Tax (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Tax on Profit
Tax on profit

	2019 $m	2018 Restated $m	2017 Restated $m
Income tax

UK corporation tax at 19.00% (2018: 19.00%, 2017: 19.25%):

Current period	5	10	10

Adjustments in respect of prior periods	13	4	(2)

	18	14	8

Foreign tax:

Current period	154	95	210
Benefit of tax reliefs on which no deferred tax previously recognised	(2)	(1)	(13)

Adjustments in respect of prior periods	(11)	(13)	2

	141	81	199

Total current tax	159	95	207

Deferred tax:

Origination and reversal of temporary differences	11	39	(8)

Changes in tax rates and tax laws a	2	1	(56)
Adjustments to estimated recoverable deferred tax assets b	(2)	(2)	(9)

Adjustments in respect of prior periods	(14)	(1)	(16)

Total deferred tax	(3)	37	(89)

Total income tax charge for the year	156	132	118

Further analysed as tax relating to:

Profit before exceptional items c	176	159	203

Exceptional items:

Tax on exceptional items (note [6])	(20)	(22)	2

Exceptional tax (note [6])	—	(5)	(87)

	156	132	118

a	In 2017, predominantly reflects a change in US tax rates following significant US tax reforms.
b	Represents a re-assessment of the recovery of recognised and off-balance sheet deferred tax assets in line with the Group’s profit forecasts.
c	Includes $113m (2018: $93m, 2017: $157m) in respect of US taxes.

Summary of Reconciliation of Tax Charge Including Gain on Disposal of Assets

	Total a			Before exceptional items and System Fund b
	2019%	2018 Restated %	2017 Restated %	2019%	2018 Restated %	2017 Restated %
Reconciliation of tax charge

UK corporation tax at standard rate	19.0	19.0	19.3	19.0	19.0	19.3

Tax credits	(0.8)	(0.5)	(0.5)	(0.6)	(0.3)	(0.5)

System Fund c	1.1	5.0	0.9	(0.5)	(0.5)	(0.4)
Impairments	1.7	—	—	—	—	—

Other permanent differences	1.3	0.6	0.8	0.8	0.3	0.6

Non-recoverable foreign taxes d	3.2	0.7	0.3	2.4	0.5	0.3

Net effect of different rates of tax in overseas businesses e	6.7	4.6	14.6	5.5	3.7	13.9

Effects of changes in tax rates resulting from significant US tax reform	—	—	(8.7)	—	—	—

Release of provision for taxation on unremitted earnings following significant US tax reform	—	—	(7.8)	—	—	—

Transition tax liability arising from significant US tax reform	—	—	4.8	—	—	—

Effect of other changes in tax rates and tax laws	(0.4)	0.3	0.3	(0.3)	0.2	0.3

Benefit of tax reliefs on which no deferred tax previously recognised	(0.4)	(0.4)	(1.9)	(0.3)	(0.3)	(1.8)

Effect of adjustments to estimated recoverable deferred tax assets	(0.4)	0.1	(1.4)	(0.3)	0.1	(1.3)

Adjustment to tax charge in respect of prior periods	(2.2)	(2.0)	(2.6)	(1.9)	(1.0)	(1.1)
a
	28.8	27.4	18.1	23.8	21.7	29.3

a	Calculated in relation to total profits including exceptional items and System Fun d .
b	Calculated in relation to profits excluding exceptional items and System Fund earnings.
c	The System Fund is , in general, not subject to taxation.
d
In 2018, IHG recognised a benefit in respect of foreign tax credits in the US that were carried back against 2017 tax. In 2019, this carry back benefit is not available which has led to an increase in irrecoverable tax by 1.8 percentage points on to the underlying rate before exceptional items and System Fund. These credits are disclosed within unrecognised deferred tax.

e	Before exceptional items and System Fund includes 4.9 p ercentage p oints (2018: 4.2 percentage points , 2017: 13.3 percentage points) driven by the relatively high US federal tax rate.

Reconciliation Between Total Tax Rate and Tax Rate Before Exceptional Items and System Fund
A reconciliation between total tax rate and tax rate before exceptional items and System Fund is shown below:

	2019			2018 Restated			2017 Restated
	Profit $m	Tax $m	Rate %	Profit $m	Tax $m	Rate %	Profit $m	Tax $m	Rate %
Group income statement	542	156	28.8	482	132	27.4	653	118	18.1

Adjust for:

Exceptional items and tax (note [6])	148	20		104	27		(4)	85

System Fund	49	—		146	—		34	—

Other	—	—		—	—		—	(3)

	739	176	23.8	732	159	21.7	683	200	29.3

Summary of Reconciliation of Tax Paid to Total Tax Charge in Income Statement	A reconciliation of tax paid to the total tax charge in the
Group
income statement is as follows:

	2019 $m	2018 $m	2017 $m
Current tax charge in the Group income statement	(159)	(95)	(207)
Current tax credit in the Group statement of comprehensive income	2	1	—
Current tax credit taken directly to equity	4	8	12
Total current tax charge	(153)	(86)	(195)
Movements to tax contingencies within the Group income statement a	3	(4)	(3)
Timing differences of cash tax paid and foreign exchange differences	9	22	26
Tax paid per cash flow	(141)	(68)	(172)

a	Tax contingency movements are included within the current tax charge but do not impact cash tax paid in the year.

Summary of Deferred Tax
Deferred tax

	Property, plant, equipment and software $m	Other intangible assets and contract assets Restated $m	Application fees and contract costs $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences a Restated $m	Total Restated $m
At 1 January 2018	(98)	(2)	25	(34)	(54)	40	20	—	86	(17)

Group income statement	(26)	(8)	4	(1)	(2)	(4)	—	(2)	2	(37)

Assets of businesses acquired	4	(11)	—	—	—	—	—	—	10	3

Group statement of comprehensive income	—	—	—	—	—	—	(2)	—	(2)	(4)

Group statement of changes in equity	—	—	—	—	—	—	—	—	(5)	(5)

Exchange and other adjustments	—	—	—	—	—	(1)	—	—	—	(1)

At 31 December 2018	(120)	(21)	29	(35)	(56)	35	18	(2)	91	(61)

Group income statement	—	1	(2)	1	(2)	(9)	—	2	12	3

Assets of businesses acquired	—	—	—	—	—	—	—	—	2	2

Group statement of comprehensive income	—	—	—	—	—	—	1	—	(1)	—

Exchange and other adjustments	1	1	—	—	—	1	1	—	—	4

At 31 December 2019	(119)	(19)	27	(34)	(58)	27	20	—	104	(52)

a	Primarily relates to provisions, accruals, share-based payments, right-of-use assets, lease liabilities and contingent purchase consideration.

Summary of Deferred Taxes by Territory
The closing balance is further analysed by key territory as follows:

	Property, plant, equipment and software $m	Other intangible assets and contract assets $m	Application fees and contract costs $m	Deferred gains on loan notes $m	Deferred gains on investments $m	Losses $m	Employee benefits $m	Undistributed earnings of subsidiaries $m	Other short-term temporary differences $m	Total $m
UK	6	5	(1)	—	—	21	4	—	20	55
US	(125)	(18)	33	(34)	(58)	1	16	—	74	(111)
Other	—	(6)	(5)	—	—	5	—	—	10	4
	(119)	(19)	27	(34)	(58)	27	20	—	104	(52)

Summary of Deferred Tax Balance After Offset of Assets and Liabilities
The analysis of the deferred tax balance after considering the offset of assets and liabilities within entities where there is a legal right to do so is as follows:

	2019 $m	2018 Restated $m
Analysed as:

Deferred tax assets	66	63

Deferred tax liabilities	(118)	(124)

	(52)	(61)

Summary of Unrecognised Deferred Tax Position	The total unrecognised deferred tax position is as follows:

	Gross		Unrecognised deferred tax
	2019 $m	2018 Restated $m	2019 $m	2018 Restated $m
Revenue losses	413	448	65	67

Capital losses	541	516	95	90

Total losses	954	964	160	157
Foreign tax credits	13	—	13	—
Leases	25	25	7	7
Other a	2	24	1	7

	994	1,013	181	171

a	Primarily relates to costs incurred in prior years for which relief has not been obtained.

Summary of Unrecognized Deferred Tax Based on Expiry Date
There is no expiry date to any of the above unrecognised assets other than for the losses and foreign tax credits as shown in the table below:

	Gross		Unrecognised deferred tax
	2019 $m	2018 $m	2019 $m	2018 $m
Expiry date:
2020	2	—	—	—

2021	31	28	6	6

2022	10	10	2	2

2023	2	1	—	—

2024	4	4	1	—

2025	91	92	20	21

After 2025	24	46	17	3